DISPOSAL OF ASSETS - Narrative (Details) - 1 months ended Jun. 30, 2022 - 36 MW Brazil Hydroelectric Portfolio R$ in Millions, $ in Millions	BRL (R$) MW	USD ($) MW
Disclosure of detailed information about investment property [line items]
Proportion of ownership interest in joint venture	100.00%	100.00%
Hydroelectric power capacity | MW	36	36
Proceeds		$ 23
Proportion of economic interest	23.00%	23.00%
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		$ 27
Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds	R$ 461	$ 90